Property and Equipment, Net	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [abstract]
Property and Equipment, Net	PROPERTY AND EQUIPMENT, NET
The movements of property and equipment for the year are as follows:

	Leasehold interests in land	Land improvements	Buildings and building improvements	Leasehold improvements	Vehicles	Ferries	Furniture, fittings & equipment	Construction- in-progress	Total
	US$ in millions
At January 1, 2019
Cost	$675	$389	$9,161	$7	$43	$251	$1,904	$159	$12,589
Accumulated depreciation	(123)	(146)	(2,696)	(6)	(36)	(129)	(1,319)	—	(4,455)
At January 1, 2019	$552	$243	$6,465	$1	$7	$122	$585	$159	$8,134
Year ended December 31, 2019
Opening net book amount	$552	$243	$6,465	$1	$7	$122	$585	$159	$8,134
IFRS 16 transition adjustment	—	—	6	—	—	—	—	—	6
Restated balance, beginning of period	552	243	6,471	1	7	122	585	159	8,140
Additions	—	3	7	1	35	—	89	768	903
Adjustments to project costs	—	—	—	—	—	—	1	(13)	(12)
Disposals	—	—	(1)	—	—	—	(3)	(4)	(8)
Transfers	—	5	265	—	—	—	143	(419)	(6)
Impairment	—	—	—	—	—	(65)	—	—	(65)
Depreciation	(12)	(9)	(442)	(1)	(6)	(12)	(151)	—	(633)
Exchange difference	—	1	35	—	—	—	3	3	42
Closing net book amount	$540	$243	$6,335	$1	$36	$45	$667	$494	$8,361
At December 31, 2019
Cost	$675	$399	$9,377	$7	$63	$252	$2,082	$494	$13,349
Accumulated depreciation	(135)	(156)	(3,042)	(6)	(27)	(207)	(1,415)	—	(4,988)
At December 31, 2019	$540	$243	$6,335	$1	$36	$45	$667	$494	$8,361
Year ended December 31, 2020
Opening net book amount	$540	$243	$6,335	$1	$36	$45	$667	$494	$8,361
Additions	1	—	9	2	29	—	47	1,024	1,112
Adjustments to project costs	(2)	(7)	4	—	—	—	(2)	—	(7)
Disposals	—	(2)	(32)	—	(14)	—	(3)	(2)	(53)
Transfers	—	2	583	—	—	—	156	(743)	(2)
Depreciation	(13)	(6)	(404)	(1)	(11)	(5)	(174)	—	(614)
Exchange difference	—	1	30	—	—	—	3	1	35
Closing net book amount	$526	$231	$6,525	$2	$40	$40	$694	$774	$8,832
At December 31, 2020
Cost	$674	$372	$9,890	$7	$66	$252	$2,235	$774	$14,270
Accumulated depreciation	(148)	(141)	(3,365)	(5)	(26)	(212)	(1,541)	—	(5,438)
At December 31, 2020	$526	$231	$6,525	$2	$40	$40	$694	$774	$8,832

Interest expense of US$21 million and US$9 million in Note 7 and other direct costs of US$24 million and US$26 million have been capitalized for the years ended December 31, 2020 and 2019, respectively.
The Group received land concessions from the Macao government to build on the sites on which Sands Macao, The Venetian Macao, The Plaza Macao, The Londoner Macao and The Parisian Macao are located. The Group does not own these land sites; however, the land concessions, which have an initial term of 25 years and are renewable at the Group’s option, in accordance with Macao laws, grant the Group exclusive use of the land. As specified in the land concessions, the Group is required to pay premiums for each parcel as well as annual rent for the term of the land concessions, which may be revised every five years by the Macao government. The initial land lease premiums for all parcels have been fully paid for. The Group anticipates a useful life of 50 years related to these land concessions.
As at December 31, 2020 and 2019, the Group’s property and equipment were not pledged as securities for any liabilities.